Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit) consists
	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(226,816)	(27,274)
State	—	—
Valuation allowance	226,816	27,274
Income tax provision	$—	$—

Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryover	$18,196	$15,315
Start-up/Organization costs	208,620	11,959
Total deferred tax assets	226,816	27,274
Valuation allowance	(226,816)	(27,274)
Deferred tax asset, net of allowance	$—	$—

Schedule of the statutory federal income tax rate (benefit) to the company’s effective tax rate
Statutory Federal income tax rate	21.0%	21.0%
Financing costs	—	(2.9)%
Change in fair value of warrant liabilities	46.3%	(17.4)%
Change in valuation Allowance	(67.3)%	(0.7)%
Effective Tax Rate	0.0%	0.0%